Business Combinations - Summary of Purchase Price of PCD Loans (Detail) - MUFG Union Bank [Member] - Financial Asset Acquired with Credit Deterioration [Member] $ in Millions	Dec. 01, 2022 USD ($)
Schedule Of Determination Of The Purchase Price Of PCD Loans At The Acquisition Date [Line Items]
Principal balance	$ 5,097
Allowance for credit losses at acquisition	(336)
Non-credit discount	(213)
Purchase price	$ 4,548